Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
26.	Subsequent events

The Company has evaluated its activities subsequent to December 31, 2011 and has concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.